Portfolio of Investments – as of September 30, 2023 (Unaudited)
Natixis Loomis Sayles Short Duration Income ETF

Principal Amount	Description	Value (†)
Bonds and Notes — 96.4% of Net Assets
	ABS Car Loan — 13.9%
$1,497	American Credit Acceptance Receivables Trust, Series 2020-4, Class C, 1.310%, 12/14/2026(a)	$1,490
20,000	American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.860%, 2/15/2029(a)	20,150
29,300	American Credit Acceptance Receivables Trust, Series 2023-2, Class A, 5.890%, 10/13/2026(a)	29,218
60,000	American Credit Acceptance Receivables Trust, Series 2023-3, Class C, 6.440%, 10/12/2029(a)	59,845
34,828	American Credit Acceptance Receivables Trust , Series 2021-3, Class C, 0.980%, 11/15/2027(a)	34,400
20,000	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.690%, 1/19/2027	19,019
55,000	AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, 1.410%, 8/18/2027	49,854
105,000	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class B, 5.570%, 3/20/2028	103,731
85,000	AmeriCredit Automobile Receivables Trust , Series 2022-1, Class B, 2.770%, 4/19/2027	80,723
72,359	Avid Automobile Receivables Trust , Series 2023-1, Class A, 6.630%, 7/15/2026(a)	72,306
45,040	Canadian Pacer Auto Receivables Trust , Series 2021-1A, Class A3, 0.500%, 10/20/2025(a)	43,790
105,000	Capital One Prime Auto Receivables Trust , Series 2023-1, Class A3, 4.870%, 2/15/2028	103,519
11,208	Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.720%, 9/11/2028	10,606
45,000	Carvana Auto Receivables Trust, Series 2023-P1, Class A3, 5.980%, 12/10/2027(a)	44,743
60,000	Carvana Auto Receivables Trust, Series 2023-P4, Class A3, 6.160%, 10/10/2028(a)	59,995
45,000	Citizens Auto Receivables Trust, Series 2023-2, Class A2A, 6.090%, 10/15/2026(a)	44,969
20,643	Drive Auto Receivables Trust, Series 2021-3, Class B, 1.110%, 5/15/2026	20,515
3,230	DT Auto Owner Trust, Series 2020-2A, Class C, 3.280%, 3/16/2026(a)	3,216
16,966	DT Auto Owner Trust, Series 2020-3A, Class C, 1.470%, 6/15/2026(a)	16,689
1,382	DT Auto Owner Trust, Series 2021-2A, Class B, 0.810%, 1/15/2027(a)	1,380
50,000	DT Auto Owner Trust, Series 2021-4A, Class C, 1.500%, 9/15/2027(a)	47,380
50,000	DT Auto Owner Trust, Series 2022-3A, Class B, 6.740%, 7/17/2028(a)	50,226
60,000	DT Auto Owner Trust, Series 2023-2A, Class B, 5.410%, 2/15/2029(a)	59,116
35,903	Enterprise Fleet Financing LLC, Series 2021-2, Class A2, 0.480%, 5/20/2027(a)	34,781
24,519	Exeter Automobile Receivables Trust, Series 2021-4A, Class B, 1.050%, 5/15/2026	24,364
80,000	Exeter Automobile Receivables Trust, Series 2022-5A, Class B, 5.970%, 3/15/2027	79,653
30,000	Exeter Automobile Receivables Trust, Series 2023-3A, Class B, 6.110%, 9/15/2027	29,788
90,000	First Investors Auto Owner Trust , Series 2022-1A, Class C, 3.130%, 5/15/2028(a)	84,397
30,000	Flagship Credit Auto Trust, Series 2021-2, Class B, 0.930%, 6/15/2027(a)	29,314
160,000	Flagship Credit Auto Trust, Series 2023-2, Class C, 5.810%, 5/15/2029(a)	156,721
14,239	Flagship Credit Auto Trust , Series 2020-4, Class C, 1.280%, 2/16/2027(a)	13,902
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$75,000	Ford Credit Auto Lease Trust , Series 2023-A, Class A3, 4.940%, 3/15/2026	$74,229
19,258	Ford Credit Auto Owner Trust, Series 2021-A, Class A3, 0.300%, 8/15/2025	18,879
85,000	Ford Credit Auto Owner Trust, Series 2023-B, Class A3, 5.230%, 5/15/2028	84,386
29,108	Foursight Capital Automobile Receivables Trust, Series 2021-2, Class A3, 0.810%, 5/15/2026(a)	28,869
120,000	GLS Auto Receivables Issuer Trust, Series 2023-1A, Class B, 6.190%, 6/15/2027(a)	119,451
65,000	GLS Auto Receivables Issuer Trust, Series 2023-3A, Class B, 5.890%, 1/18/2028(a)	64,758
6,233	GM Financial Consumer Automobile Receivables Trust, Series 2021-1, Class A3, 0.350%, 10/16/2025	6,115
9,786	Harley-Davidson Motorcycle Trust, Series 2021-A, Class A3, 0.370%, 4/15/2026	9,593
30,000	Harley-Davidson Motorcycle Trust, Series 2023-B, Class A3, 5.690%, 8/15/2028	29,982
25,000	Harley-Davidson Motorcycle Trust, Series 2023-B, Class A4, 5.780%, 4/15/2031	24,936
597	Harley-Davidson Motorcycle Trust , Series 2022-A, Class A2A, 2.450%, 5/15/2025	596
8,350	Honda Auto Receivables Owner Trust, Series 2021-1, Class A3, 0.270%, 4/21/2025	8,201
75,000	LAD Auto Receivables Trust, Series 2023-3A, Class A3, 6.120%, 9/15/2027(a)	74,757
30,000	Navistar Financial Dealer Note Master Owner Trust II, Series 2023-1, Class A, 6.180%, 8/25/2028(a)	29,910
130,000	OneMain Direct Auto Receivables Trust, Series 2023-1A, Class A, 5.410%, 11/14/2029(a)	128,174
8,095	Prestige Auto Receivables Trust, Series 2020-1A, Class C, 1.310%, 11/16/2026(a)	8,070
120,000	Prestige Auto Receivables Trust, Series 2023-1A, Class C, 5.650%, 2/15/2028(a)	117,348
5,725	Santander Consumer Auto Receivables Trust, Series 2020-AA, Class C, 3.710%, 2/17/2026(a)	5,712
25,000	Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.770%, 11/15/2030	24,807
50,000	Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.770%, 12/15/2028	50,104
2,367	Santander Retail Auto Lease Trust , Series 2022-A, Class A2, 0.970%, 3/20/2025(a)	2,360
140,000	SFS Auto Receivables Securitization Trust, Series 2023-1A, Class A3, 5.470%, 10/20/2028(a)	138,317
70,595	Toyota Auto Receivables Owner Trust, Series 2021-C, Class A3, 0.430%, 1/15/2026	68,290
35,296	Toyota Lease Owner Trust, Series 2021-B, Class A3, 0.420%, 10/21/2024(a)	35,095
105,000	Toyota Lease Owner Trust, Series 2023-A, Class A3, 4.930%, 4/20/2026(a)	103,698
23,124	Westlake Automobile Receivables Trust, Series 2021-2A, Class B, 0.620%, 7/15/2026(a)	22,970
115,000	Westlake Automobile Receivables Trust, Series 2021-3A, Class C, 1.580%, 1/15/2027(a)	109,915
30,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class C, 5.740%, 8/15/2028(a)	29,648
100,000	Westlake Automobile Receivables Trust, Series 2023-3A, Class C, 6.020%, 9/15/2028(a)	99,629
		2,948,599
	ABS Credit Card — 2.2%
170,000	Capital One Multi-Asset Execution Trust, Series 2021-A1, Class A1, 0.550%, 7/15/2026	163,000

Principal Amount	Description	Value (†)
	ABS Credit Card — continued
$125,000	Mercury Financial Credit Card Master Trust, Series 2022-1A, Class A, 2.500%, 9/21/2026(a)	$119,566
175,000	World Financial Network Credit Card Master Trust, Series 2023-A, 5.020%, 3/15/2030	172,072
		454,638
	ABS Other — 4.2%
93,869	Chesapeake Funding II LLC, Series 2023-1A, Class A1, 5.650%, 5/15/2035(a)	93,235
39,774	Daimler Trucks Retail Trust, Series 2022-1, Class A2, 5.070%, 9/16/2024	39,703
60,000	Daimler Trucks Retail Trust, Series 2023-1, Class A4, 5.930%, 12/16/2030	59,936
86,708	FREED ABS Trust, Series 2022-4FP, Class B, 7.580%, 12/18/2029(a)	87,122
180,000	HPEFS Equipment Trust , Series 2023-1A, Class A3, 5.410%, 2/22/2028(a)	178,892
77,685	Marlette Funding Trust, Series 2023-2A, Class A, 6.040%, 6/15/2033(a)	77,424
6,511	OneMain Financial Issuance Trust, Series 2020-1A, Class A, 3.840%, 5/14/2032(a)	6,499
110,000	SCF Equipment Leasing LLC, Series 2022-1A, Class A3, 2.920%, 7/20/2029(a)	106,040
60,000	Verizon Master Trust, Series 2022-5, Class A1A, 3.720%, 7/20/2027	59,557
175,000	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.800%, 4/18/2038(a)	173,648
		882,056
	ABS Student Loan — 0.5%
115,167	Navient Private Education Refi Loan Trust, Series 2021-EA, Class A, 0.970%, 12/16/2069(a)	96,157
	Aerospace & Defense — 0.6%
20,000	Boeing Co., 4.875%, 5/01/2025	19,657
20,000	Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	19,317
45,000	L3Harris Technologies, Inc., 5.400%, 1/15/2027	44,608
45,000	RTX Corp., 5.000%, 2/27/2026	44,452
		128,034
	Agency Commercial Mortgage-Backed Securities — 0.1%
13,844	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF81, Class AL, 30 day USD SOFR Average + 0.474%, 5.786%, 6/25/2027(b)	13,846
10,068	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF81, Class AS, 30 day USD SOFR Average + 0.400%, 5.711%, 6/25/2027(b)	10,019
		23,865
	Airlines — 0.3%
55,000	Southwest Airlines Co., 5.250%, 5/04/2025	54,362
15,000	United Airlines, Inc., 4.375%, 4/15/2026(a)	13,872
		68,234
	Automotive — 2.8%
120,000	BMW U.S. Capital LLC, 5.050%, 8/11/2028(a)	117,351
145,000	General Motors Financial Co., Inc., 6.050%, 10/10/2025	144,358
20,000	Harley-Davidson Financial Services, Inc., 3.350%, 6/08/2025(a)	18,981
65,000	Harley-Davidson Financial Services, Inc., 6.500%, 3/10/2028(a)	64,258
75,000	Hyundai Capital America, 5.950%, 9/21/2026(a)	74,787
20,000	Nissan Motor Acceptance Co. LLC, 7.050%, 9/15/2028(a)	19,997
50,000	PACCAR Financial Corp., MTN, 5.050%, 8/10/2026	49,759
Principal Amount	Description	Value (†)
	Automotive — continued
$30,000	Toyota Motor Credit Corp., MTN, 5.000%, 8/14/2026	$29,705
65,000	Toyota Motor Credit Corp., MTN, 5.250%, 9/11/2028	64,633
		583,829
	Banking — 6.5%
55,000	Ally Financial, Inc., 7.100%, 11/15/2027	54,993
85,000	American Express Co., (fixed rate to 7/27/2028, variable rate thereafter), 5.282%, 7/27/2029	82,869
110,000	Bank of America Corp., MTN, (fixed rate to 4/02/2025, variable rate thereafter), 3.384%, 4/02/2026	105,280
15,000	Bank of Montreal, 5.300%, 6/05/2026	14,798
35,000	Bank of Montreal, SOFR Index + 0.350%, 5.694%, 12/08/2023(b)	34,999
55,000	Bank of Montreal, 5.717%, 9/25/2028	54,416
65,000	Bank of New York Mellon Corp., (fixed rate to 4/26/2026, variable rate thereafter), 4.947%, 4/26/2027	63,446
105,000	Canadian Imperial Bank of Commerce, 5.986%, 10/03/2028	104,766
65,000	Capital One Financial Corp., (fixed rate to 12/06/2023, variable rate thereafter), 1.343%, 12/06/2024	64,215
40,000	Capital One Financial Corp., (fixed rate to 6/08/2028, variable rate thereafter), 6.312%, 6/08/2029	39,092
35,000	Citigroup, Inc., (fixed rate to 5/25/2033, variable rate thereafter), 6.174%, 5/25/2034	33,447
35,000	Fifth Third Bancorp, (fixed rate to 7/27/2028, variable rate thereafter), 6.339%, 7/27/2029	34,575
120,000	Goldman Sachs Group, Inc., (fixed rate to 8/10/2025, variable rate thereafter), 5.798%, 8/10/2026	119,082
40,000	Huntington Bancshares, Inc., (fixed rate to 8/21/2028, variable rate thereafter), 6.208%, 8/21/2029	39,130
120,000	Morgan Stanley, MTN, SOFR + 0.455%, 5.790%, 1/25/2024(b)	119,975
60,000	Royal Bank of Canada, GMTN, 5.200%, 7/20/2026	59,345
60,000	Royal Bank of Canada, GMTN, SOFR Index + 0.300%, 5.613%, 1/19/2024(b)	59,991
30,000	Santander Holdings USA, Inc., (fixed rate to 6/12/2028, variable rate thereafter), 6.565%, 6/12/2029	29,265
60,000	State Street Corp., 5.272%, 8/03/2026	59,436
60,000	Synchrony Financial, 4.875%, 6/13/2025	57,528
155,000	Wells Fargo & Co., MTN, (fixed rate to 4/25/2025, variable rate thereafter), 3.908%, 4/25/2026	149,351
		1,379,999
	Brokerage — 0.7%
100,000	Charles Schwab Corp., 5.875%, 8/24/2026	99,671
40,000	Jefferies Financial Group, Inc., 5.875%, 7/21/2028	39,145
		138,816
	Chemicals — 0.9%
60,000	Celanese U.S. Holdings LLC, 6.165%, 7/15/2027	59,164
65,000	EIDP, Inc., 4.500%, 5/15/2026	63,312
75,000	Nutrien Ltd., 5.900%, 11/07/2024	74,790
		197,266
	Collateralized Mortgage Obligations — 0.7%
922	Government National Mortgage Association, Series 2011-H23, Class HA, 3.000%, 12/20/2061(c)	831
389	Government National Mortgage Association, Series 2012-H28, Class FA, 1 mo. USD SOFR + 0.694%, 4.978%, 9/20/2062(b)(c)	372
369	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063(c)	319
2,850	Government National Mortgage Association, Series 2013-H11, Class JA, 3.500%, 4/20/2063(c)	2,679

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$4,678	Government National Mortgage Association, Series 2016-H13, Class FT, 1 mo. USD SOFR + 0.694%, 6.012%, 5/20/2066(b)(c)	$4,618
318	Government National Mortgage Association, Series 2018-H02, Class FJ, 1 mo. USD SOFR + 0.314%, 4.408%, 10/20/2064(b)(c)	308
13,091	Government National Mortgage Association, Series 2019-H01, Class FJ, 1 mo. USD SOFR + 0.414%, 4.525%, 9/20/2068(b)(c)	12,892
13,483	Government National Mortgage Association, Series 2019-H01, Class FT, 1 mo. USD SOFR + 0.514%, 5.832%, 10/20/2068(b)	13,435
18,073	Government National Mortgage Association, Series 2019-H05, Class FT, 1 yr. CMT + 0.430%, 5.810%, 4/20/2069(b)	18,067
32,287	Government National Mortgage Association, Series 2019-H13, Class FT, 1 yr. CMT + 0.450%, 5.830%, 8/20/2069(b)	32,248
67,349	Government National Mortgage Association, Series 2020-H01, Class FT, 1 yr. CMT + 0.500%, 5.880%, 1/20/2070(b)	67,060
		152,829
	Construction Machinery — 0.8%
100,000	Caterpillar Financial Services Corp., 5.150%, 8/11/2025	99,465
35,000	CNH Industrial Capital LLC, 5.450%, 10/14/2025	34,728
35,000	CNH Industrial Capital LLC, 5.500%, 1/12/2029	34,394
		168,587
	Consumer Cyclical Services — 0.3%
66,000	Expedia Group, Inc., 6.250%, 5/01/2025(a)	66,109
	Electric — 5.8%
45,000	AES Corp., 3.300%, 7/15/2025(a)	42,623
60,000	American Electric Power Co., Inc., 5.699%, 8/15/2025	59,692
85,000	CenterPoint Energy, Inc., 5.250%, 8/10/2026	83,907
85,000	Consolidated Edison, Inc., Series A, 0.650%, 12/01/2023	84,282
30,000	Dominion Energy, Inc., 3.071%, 8/15/2024	29,205
90,000	DTE Energy Co., 4.220%, 11/01/2024	88,322
75,000	Edison International, 4.700%, 8/15/2025	72,983
20,000	Interstate Power & Light Co., 5.700%, 10/15/2033	19,669
85,000	ITC Holdings Corp., 4.950%, 9/22/2027(a)	82,816
50,000	NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025	49,860
45,000	NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025	45,068
65,000	Pacific Gas & Electric Co., 3.250%, 2/16/2024	64,239
35,000	Pacific Gas & Electric Co., 6.100%, 1/15/2029	34,185
25,000	Pennsylvania Electric Co., 5.150%, 3/30/2026(a)	24,531
25,000	Southern California Edison Co., 5.650%, 10/01/2028	24,955
85,000	Southern Co., Series 21-A, 0.600%, 2/26/2024	83,174
85,000	Vistra Operations Co. LLC, 5.125%, 5/13/2025(a)	82,871
65,000	WEC Energy Group, Inc., 0.800%, 3/15/2024	63,474
95,000	WEC Energy Group, Inc., 5.600%, 9/12/2026	94,984
90,000	Xcel Energy, Inc., 0.500%, 10/15/2023	89,834
		1,220,674
	Finance Companies — 3.4%
40,000	Air Lease Corp., MTN, 0.700%, 2/15/2024	39,196
80,000	Air Lease Corp., 0.800%, 8/18/2024	76,277
40,000	Aircastle Ltd., 2.850%, 1/26/2028(a)	33,939
20,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	19,614
30,000	Ares Capital Corp., 2.875%, 6/15/2028	25,092
30,000	Ares Capital Corp., 3.250%, 7/15/2025	28,101
Principal Amount	Description	Value (†)
	Finance Companies — continued
$35,000	Avolon Holdings Funding Ltd., 5.500%, 1/15/2026(a)	$33,883
60,000	Bain Capital Specialty Finance, Inc., 2.550%, 10/13/2026	51,744
20,000	Barings BDC, Inc., 3.300%, 11/23/2026	17,548
45,000	Blackstone Private Credit Fund, 2.625%, 12/15/2026	38,733
55,000	Blackstone Secured Lending Fund, 2.850%, 9/30/2028	45,013
30,000	Blue Owl Capital Corp., 3.750%, 7/22/2025	28,108
55,000	Blue Owl Credit Income Corp., 7.950%, 6/13/2028(a)	54,519
45,000	FS KKR Capital Corp., 3.250%, 7/15/2027	38,747
40,000	Golub Capital BDC, Inc., 2.500%, 8/24/2026	35,056
60,000	Hercules Capital, Inc., 3.375%, 1/20/2027	52,461
25,000	Main Street Capital Corp., 3.000%, 7/14/2026	22,090
25,000	Morgan Stanley Direct Lending Fund, 4.500%, 2/11/2027	23,223
45,000	Navient Corp., 9.375%, 7/25/2030	44,381
15,000	Sixth Street Specialty Lending, Inc., 6.950%, 8/14/2028	14,836
		722,561
	Food & Beverage — 1.2%
20,000	Cargill, Inc., 4.500%, 6/24/2026(a)	19,560
85,000	Conagra Brands, Inc., 5.300%, 10/01/2026	84,137
90,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.125%, 2/01/2028	85,644
60,000	Keurig Dr Pepper, Inc., 0.750%, 3/15/2024	58,585
		247,926
	Gaming — 0.3%
65,000	GLP Capital LP/GLP Financing II, Inc., 5.250%, 6/01/2025	63,661
	Government Owned - No Guarantee — 0.9%
200,000	NBN Co. Ltd., 0.875%, 10/08/2024(a)	189,999
	Health Insurance — 0.5%
95,000	UnitedHealth Group, Inc., 5.150%, 10/15/2025	94,720
	Home Construction — 0.1%
20,000	Forestar Group, Inc., 3.850%, 5/15/2026(a)	18,154
	Independent Energy — 1.0%
15,000	Crescent Energy Finance LLC, 9.250%, 2/15/2028(a)	15,314
31,000	EQT Corp., 6.125%, 2/01/2025	30,893
55,000	Ovintiv, Inc., 5.650%, 5/15/2028	53,798
65,000	Pioneer Natural Resources Co., 5.100%, 3/29/2026	64,165
45,000	Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.875%, 11/01/2028(a)	45,112
		209,282
	Life Insurance — 3.1%
20,000	Brighthouse Financial Global Funding, 1.200%, 12/15/2023(a)	19,806
120,000	Brighthouse Financial Global Funding, 1.750%, 1/13/2025(a)	113,163
25,000	Corebridge Financial, Inc., 6.050%, 9/15/2033(a)	24,281
95,000	Corebridge Global Funding, 5.750%, 7/02/2026(a)	93,853
40,000	MetLife, Inc., 5.375%, 7/15/2033	38,453
5,000	New York Life Global Funding, 4.700%, 4/02/2026(a)	4,898
110,000	New York Life Global Funding, 5.450%, 9/18/2026(a)	109,718
85,000	Northwestern Mutual Global Funding, 0.600%, 3/25/2024(a)	82,928
105,000	Principal Life Global Funding II, 0.500%, 1/08/2024(a)	103,479
70,000	Security Benefit Global Funding, 1.250%, 5/17/2024(a)	67,556
		658,135
	Lodging — 0.7%
30,000	Hyatt Hotels Corp., 5.375%, 4/23/2025	29,666

Principal Amount	Description	Value (†)
	Lodging — continued
$65,000	Hyatt Hotels Corp., 5.750%, 1/30/2027	$64,583
45,000	Marriott International, Inc., 5.550%, 10/15/2028	44,497
		138,746
	Media Entertainment — 0.3%
5,000	Take-Two Interactive Software, Inc., 3.300%, 3/28/2024	4,932
70,000	Warnermedia Holdings, Inc., 3.755%, 3/15/2027	64,625
		69,557
	Metals & Mining — 1.3%
75,000	BHP Billiton Finance USA Ltd., 4.875%, 2/27/2026	73,954
105,000	Glencore Funding LLC, 6.125%, 10/06/2028(a)	104,820
55,000	Mineral Resources Ltd., 9.250%, 10/01/2028(a)	55,550
45,000	Nucor Corp., 3.950%, 5/23/2025	43,648
		277,972
	Midstream — 1.3%
40,000	Enbridge, Inc., 5.700%, 3/08/2033	38,320
40,000	ONEOK, Inc., 5.550%, 11/01/2026	39,739
125,000	TransCanada PipeLines Ltd., Series FRN, SOFR Index + 1.520%, 6.864%, 3/09/2026(b)	125,376
75,000	Williams Cos., Inc., 5.400%, 3/02/2026	74,418
		277,853
	Natural Gas — 0.4%
65,000	Sempra, 5.400%, 8/01/2026	64,311
25,000	Southern Co. Gas Capital Corp., 5.750%, 9/15/2033	24,508
		88,819
	Non-Agency Commercial Mortgage-Backed Securities — 1.4%
30,000	BANK, Series 2023-5YR3, Class A3, 6.724%, 9/15/2056(d)	30,724
75,000	Benchmark Mortgage Trust, Series 2023-V2, Class A3, 5.812%, 5/15/2055(d)	73,960
100,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037(a)	85,333
22,099	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.020%, 8/15/2046(d)	21,934
111,953	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	92,361
		304,312
	Office REITs — 0.1%
30,000	Hudson Pacific Properties LP, 5.950%, 2/15/2028	25,045
	Other REITs — 0.4%
95,000	Starwood Property Trust, Inc., 3.750%, 12/31/2024(a)	90,445
	Packaging — 0.6%
40,000	Amcor Flexibles North America, Inc., 4.000%, 5/17/2025	38,685
100,000	Sonoco Products Co., 1.800%, 2/01/2025	94,321
		133,006
	Property & Casualty Insurance — 0.1%
35,000	Trustage Financial Group, Inc., 4.625%, 4/15/2032(a)	28,883
	Retail REITs — 0.2%
40,000	Federal Realty OP LP, 3.950%, 1/15/2024	39,753
	Retailers — 1.2%
30,000	Advance Auto Parts, Inc., 5.900%, 3/09/2026	28,974
65,000	AutoZone, Inc., 5.050%, 7/15/2026	64,052
85,000	Lowe's Cos., Inc., 4.400%, 9/08/2025	83,095
80,000	Walgreens Boots Alliance, Inc., 0.950%, 11/17/2023	79,485
		255,606
Principal Amount	Description	Value (†)
	Technology — 2.3%
$40,000	Avnet, Inc., 6.250%, 3/15/2028	$39,887
60,000	Broadcom, Inc., 4.000%, 4/15/2029(a)	54,144
80,000	Dell International LLC/EMC Corp., 5.850%, 7/15/2025	79,894
45,000	Fidelity National Information Services, Inc., 4.500%, 7/15/2025	43,901
45,000	Flex Ltd., 6.000%, 1/15/2028	44,771
60,000	Global Payments, Inc., 1.500%, 11/15/2024	56,992
110,000	Intuit, Inc., 5.125%, 9/15/2028	108,823
35,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.150%, 5/01/2027	31,914
25,000	Qorvo, Inc., 1.750%, 12/15/2024(a)	23,489
10,000	S&P Global, Inc., 5.250%, 9/15/2033(a)	9,747
		493,562
	Tobacco — 0.7%
50,000	BAT Capital Corp., 6.343%, 8/02/2030	49,249
110,000	Philip Morris International, Inc., 5.250%, 9/07/2028	107,714
		156,963
	Transportation Services — 0.4%
25,000	Element Fleet Management Corp., 6.271%, 6/26/2026(a)	24,914
55,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.550%, 5/01/2028(a)	53,276
		78,190
	Treasuries — 33.4%
1,165,000	U.S. Treasury Notes, 2.500%, 5/31/2024(e)	1,142,474
745,000	U.S. Treasury Notes, 3.875%, 4/30/2025	729,838
2,180,000	U.S. Treasury Notes, 4.625%, 6/30/2025	2,161,351
975,000	U.S. Treasury Notes, 4.750%, 7/31/2025	968,525
2,065,000	U.S. Treasury Notes, 5.000%, 8/31/2025	2,060,805
		7,062,993
	Wirelines — 0.8%
40,000	AT&T, Inc., 5.400%, 2/15/2034	37,436
85,000	Bell Telephone Co. of Canada or Bell Canada, Series US-3, 0.750%, 3/17/2024	83,009
50,000	Verizon Communications, Inc., 3.000%, 3/22/2027	45,875
		166,320
	Total Bonds and Notes (Identified Cost $20,813,543)	20,402,155

Short-Term Investments — 4.5%
422,481	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/29/2023 at 2.500% to be repurchased at $422,569 on 10/02/2023 collateralized by $484,000 U.S. Treasury Note, 0.750% due 8/31/2026 valued at $430,974 including accrued interest(f)	422,481
425,000	U.S. Treasury Bill, 5.274%, 10/10/2023(g)	424,503
110,000	U.S. Treasury Bills, 5.284%–5.285%, 11/16/2023(g)(h)	109,272
	Total Short-Term Investments (Identified Cost $956,178)	956,256
	Total Investments — 100.9% (Identified Cost $21,769,721)	21,358,411
	Other assets less liabilities — (0.9)%	(191,892)
	Net Assets — 100.0%	$21,166,519

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's net asset value ("NAV") is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a
Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, the value of Rule 144A holdings amounted to
$5,246,226 or 24.8% of net assets.

(b)	Variable rate security. Rate as of September 30, 2023 is disclosed.
(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)
Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of September 30, 2023 is disclosed.

(e)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(f)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of September 30, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(g)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(h)
The Fund's investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

ABS	Asset-Backed Securities
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker.

Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At September 30, 2023, open long futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	12/29/2023	19	$3,861,099	$3,851,508	$(9,591)

At September 30, 2023, open short futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	12/19/2023	11	$1,211,751	$1,188,688	$23,063
Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2023, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Collateralized Mortgage Obligations	$—	$130,810	$22,019	$152,829
All Other Bonds and Notes(a)	—	20,249,326	—	20,249,326
Total Bonds and Notes	—	20,380,136	22,019	20,402,155
Short-Term Investments	—	956,256	—	956,256
Total Investments	—	21,336,392	22,019	21,358,411
Futures Contracts (unrealized appreciation)	23,063	—	—	23,063
Total	$23,063	$21,336,392	$22,019	$21,381,474

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(9,591)	$—	$—	$(9,591)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2022 and/or September 30, 2023:
Short Duration Income ETF
Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2022	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2023	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2023
Bonds and Notes
Collateralized Mortgage Obligations	$42,945	$—	$(18)	$151	$78	$(21,138)	$—	$—	$22,018	$(135)
Derivatives
Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include futures contracts.
The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may also use futures contracts to gain investment exposure. As of September 30, 2023, the Fund used futures contracts to manage duration.
Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$23,063

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(9,591)

Industry Summary at September 30, 2023 (Unaudited)
Treasuries	33.4%
ABS Car Loan	13.9
Banking	6.5
Electric	5.8
ABS Other	4.2
Finance Companies	3.4
Life Insurance	3.1
Automotive	2.8
Technology	2.3
ABS Credit Card	2.2
Other Investments, less than 2% each	18.8
Short-Term Investments	4.5
Total Investments	100.9
Other assets less liabilities (including futures contracts)	(0.9)
Net Assets	100.0%